NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ capital owned by the TI Fund at December 31, 2022, was 57.51%. The TI Fund has included the Master Fund’s schedule of investments as of December 31, 2022, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on March 1, 2023.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (25.50%)
Advent International GPE IX Limited Partnership	Primary	10/2019-09/2022	North America	$9,577,863	$14,733,938
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	-	17,158
Green Equity Investors, VIII, L.P.	Primary	12/2020-08/2022	North America	10,360,738	11,135,818
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,070	2,060,531
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-10/2022	North America	6,270,136	7,464,220
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	3,403,636
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	4,050,000
KKR European Fund V (USD) SCSp	Primary	01/2020-08/2022	Europe	8,219,629	9,267,589
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	6,195,506
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	10,034,323
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	14,631,240
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,515,446	1,472,946
NB HUB Aggregator LP	Co-Investment	11/2018-12/2021	North America	1,520,046	2,698,920
PAI Strategic Partnerships SCSp	Secondary	12/2019-12/2020	Europe	4,644,119	6,980,664
TPG Healthcare Partners, L.P.	Primary	12/2019-12/2022	North America	604,275	789,794
TPG Partners VIII, L.P.	Primary	12/2019-10/2022	North America	2,741,000	4,103,650
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,300,569
				63,133,769	100,340,502
Small and Mid-cap Buyout (54.15%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	2,287,329	3,407,420
Advent Global Technology Limited Partnership	Primary	03/2020-11/2022	North America	11,400,000	13,583,724
AEA Investors Fund VII, L.P.	Primary	10/2019-06/2022	North America	8,553,241	8,987,539
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-04/2022	North America	10,547,193	12,470,029
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	4,814,224
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	6,620,045
Arsenal Capital Partners Fund V LP	Primary	07/2019-10/2022	North America	10,981,722	12,958,845
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-04/2021	North America	2,559,529	3,019,714
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	578,277	112,239
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,090,325	4,208,249
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,295,127	1,444,576
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	6,937,836
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-12/2022	North America	7,497,263	16,484,958
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	513,173
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	324	-
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	779,000
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,950,889	10,245,789
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	5,631,807
Oak Hill Capital Partners V, L.P.	Primary	12/2020-12/2022	North America	9,777,025	12,110,056
Oakley Capital IV-B SCSP	Primary	05/2019-06/2022	Europe	3,668,410	7,688,666
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	1,353,569
Quadria Capital Fund II, L.P.	Primary	06/2019-09/2022	Asia	8,455,554	10,574,845
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,104,413	10,509,000
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	5,123,371
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,783,169	4,725,155
Solo Brands Inc. (F)	Co-Investment	09/2019-02/2021	North America	360,050	1,280,622
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-11/2022	North America	8,542,496	11,300,347
The Veritas Capital Fund VII, L.P.	Primary	09/2020-08/2022	North America	10,965,495	15,290,505
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,924	9,173,605
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019-11/2021	Europe	1,583,806	7,477,596
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,454,963
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	23,781	5,853
				138,418,672	213,087,320

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (6.08%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-12/2022	North America	8,709,868	12,239,424
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	142,214	30,991
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	372,968	100,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	3,061,212	3,579,645
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-11/2022	North America	51,233	415,997
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,772,445	3,693,200
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	3,737,264	3,884,850
				18,847,204	23,944,107
Venture Capital (13.83%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	11,181,610
GGV Capital VII L.P.	Primary	01/2019-07/2022	North America	3,657,944	5,342,883
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,188,610
GGV Discovery Fund II, L.P.	Primary	01/2019-09/2022	North America	2,418,000	4,855,364
Level Equity Growth Partners IV, L.P.	Primary	11/2018-07/2022	North America	4,827,687	11,236,118
Lightspeed China Partners IV, L.P.	Primary	10/2019-05/2022	Asia	2,075,000	3,012,395
Lightspeed China Partners Select I, L.P.	Primary	04/2019-05/2022	Asia	1,821,922	2,677,657
TA XIII-A, L.P.	Primary	12/2019-12/2022	North America	9,825,364	14,948,921
				30,086,750	54,443,558

Short Term Investments				Cost	Fair Value
Money Market Fund (0.64%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				2,518,402	2,518,402
				2,518,402	2,518,402

Total Investments (cost $253,004,797) (100.20%)					394,333,889
Other Assets & Liabilities (Net) (-0.20%)					(790,186)
Partners' Capital - Net Assets (100.00%)					$393,543,703

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)

Total cost of illiquid and restricted securities at December 31, 2022 aggregated $250,486,395. Total fair value of illiquid and restricted securities at December 31, 2022 was $391,815,487 or 99.56% of net assets.

(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

NB Crossroads Private Markets Fund V Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$14,631,240	$85,709,262	$100,340,502
Small and Mid-cap Buyout	-	-	25,504,273	187,583,047	213,087,320
Special Situations	-	-	7,578,050	16,366,057	23,944,107
Venture	-	-	-	54,443,558	54,443,558
Money Market Fund	2,518,402	-	-	-	2,518,402
Total	$2,518,402	$-	$47,713,563	$344,101,924	$394,333,889

Significant Unobservable Inputs

As of December 31, 2022, the Master Fund had investments valued at $394,333,889. The fair value of investments valued at $344,101,924 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2022:

			Unobservable Inputs
Investments	Fair Value 12/31/2022	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$14,631,240	Market Approach	LTM EBITDA	20.0x	N/A

Small and Mid-cap Buyout	23,444,651	Market Approach	LTM EBITDA	9.7x - 16.1x	13.2x

Small and Mid-cap Buyout	779,000	Market Approach	Liquidity Discount	15%	N/A

Small and Mid-cap Buyout	1,280,622	Recent transactional value	N/A	N/A	N/A

Special Situations	3,884,850	Market Approach	LTM EBITDA	17.8x	N/A

Special Situations	3,693,200	Market Approach	LTM Net Revenue	2.5x	N/A

Total	$47,713,563

[1]	Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2022 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$–	$667,747

During the period ended December 31, 2022 unrealized depreciation and realized gains from Level 3 investments were $4,051,317 and $667,747, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2022.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2022 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.